Trade receivables and contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Trade receivables, net	R$ 471,951	R$ 501,671
Gross amount
Trade receivables
(-) Expected credit losses	(1,712)	(653)
Trade receivables
Trade receivables
(-) Expected credit losses	(1,712)	(653)	R$ (1,059)
Trade receivables | Gross amount
Trade receivables
Trade receivables, net	473,663	502,324
Due from US market | Gross amount
Trade receivables
Trade receivables, net	243,680	304,693
Due from Brazil market | Gross amount
Trade receivables
Trade receivables, net	151,456	133,582
Due from other markets | Gross amount
Trade receivables
Trade receivables, net	R$ 78,527	R$ 64,049